PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communication Services - 6.8%
Alphabet, Inc. - Class A	706,850	$121,253,049
Alphabet, Inc. - Class C	559,990	96,962,268
Baidu, Inc. - ADR (a)	1,047,930	92,815,160
Electronic Arts, Inc.	81,300	12,271,422
Ibotta, Inc. - Class A (a)	42,730	2,873,165
IMAX Corp. (a)	581,900	12,278,090
Live Nation Entertainment, Inc. (a)	66,230	6,370,664
Madison Square Garden Entertainment Corp. - Class A (a)	76,100	3,005,189
Meta Platforms, Inc. - Class A	33,550	15,930,546
Netflix, Inc. (a)	16,700	10,493,445
Pinterest, Inc. - Class A (a)	1,310,750	41,878,463
Snap, Inc. - Class A (a)	92,500	1,232,100
Sphere Entertainment Co. (a)	560,418	24,927,393
T-Mobile US, Inc.	87,400	15,931,272
WildBrain Ltd. - CAD (a)	5,374,200	5,177,044
ZoomInfo Technologies, Inc. (a)	474,769	5,393,376
		468,792,646

Consumer Discretionary - 11.6%
Alibaba Group Holding Ltd. - ADR	1,254,100	98,885,785
Amazon.com, Inc. (a)	173,000	32,347,540
Boot Barn Holdings, Inc. (a)	63,200	8,435,936
Burlington Stores, Inc. (a)	93,900	24,444,048
Capri Holdings Ltd. (a)	205,637	6,897,065
CarMax, Inc. (a)	737,200	62,249,168
Deckers Outdoor Corp. (a)	2,600	2,398,838
Duolingo, Inc. (a)	4,000	687,760
eBay, Inc.	218,300	12,139,663
Entain PLC - GBP	4,186,609	30,731,652
Etsy, Inc. (a)	14,200	924,988
Five Below, Inc. (a)	3,000	218,220
Flutter Entertainment PLC - GBP (a)	22,700	4,486,714
Gildan Activewear, Inc.	97,000	3,944,990
GrowGeneration Corp. (a)	846,100	1,954,491
iRobot Corp. (a)	627,605	7,399,463
Mobileye Global, Inc. - Class A (a)	337,200	7,081,200
Norwegian Cruise Line Holdings Ltd. (a)	1,034,165	19,059,661
Ollie's Bargain Outlet Holdings, Inc. (a)	144,100	14,069,924
Restaurant Brands International, Inc.	20,000	1,399,800
Rivian Automotive, Inc. - Class A (a)	35,460	581,898
Royal Caribbean Cruises Ltd.	573,900	89,941,608
Sony Group Corp. - ADR	2,001,830	177,342,120
Tapestry, Inc.	325,000	13,029,250
Tesla, Inc. (a)	635,250	147,422,467
Ulta Beauty, Inc. (a)	22,400	8,173,536
XPeng, Inc. - ADR (a)	3,433,130	27,671,028
		803,918,813

Consumer Staples - 0.4%
Dollar General Corp.	7,000	842,730
e.l.f. Beauty, Inc. (a)	20,500	3,537,890
Performance Food Group Co. (a)	361,991	24,977,379
		29,357,999

Energy - 1.6%
Coterra Energy, Inc.	499,350	12,883,230
EOG Resources, Inc.	120,000	15,216,000
New Fortress Energy, Inc.	1,854,500	36,607,830
Transocean Ltd. (a)	8,429,982	48,809,596
		113,516,656

Financials - 5.1%
CME Group, Inc. - Class A	198,671	38,484,559
Discover Financial Services	171,903	24,752,313
Flywire Corp. (a)	1,821,383	33,349,523
Galaxy Digital Holdings Ltd. - CAD (a)	116,700	1,401,431
LPL Financial Holdings, Inc.	16,000	3,544,320
MarketAxess Holdings, Inc.	558,040	124,738,681
Marqeta, Inc. - Class A (a)	450,473	2,428,049
Morgan Stanley	221,533	22,864,421
NMI Holdings, Inc. - Class A (a)	436,300	17,168,405
Progressive Corp. (The)	99,490	21,302,799
Tradeweb Markets, Inc. - Class A	503,100	56,186,208
WEX, Inc. (a)	36,250	6,650,063
		352,870,772

Health Care - 28.7%
10X Genomics, Inc. - Class A (a)	287,800	5,948,826
Accuray, Inc. (a)	137,800	253,552
Adaptive Biotechnologies Corp. (a)	104,230	474,247
Alkermes PLC (a)	927,220	25,331,650
Allogene Therapeutics, Inc. (a)	1,969,911	5,791,538
Amicus Therapeutics, Inc. (a)	1,052,500	10,851,275
BeiGene Ltd. - ADR (a)	704,957	117,431,737
Biogen, Inc. (a)	866,514	184,740,785
BioMarin Pharmaceutical, Inc. (a)	1,948,980	164,357,483
BioNTech SE - ADR (a)	1,354,202	116,732,212
Boston Scientific Corp. (a)	542,800	40,102,064
Bridgebio Pharma, Inc. (a)	440,100	11,420,595
Cerus Corp. (a)	8,584,000	19,399,840
Charles River Laboratories International, Inc. (a)	13,750	3,356,375
Elanco Animal Health, Inc. (a)	626,992	8,175,976
Eli Lilly & Co.	525,094	422,317,351
Exact Sciences Corp. (a)	446,600	20,400,688
FibroGen, Inc. (a)	3,904,871	2,109,021
Galapagos N.V. - ADR (a)	604,700	16,127,349
Glaukos Corp. (a)	831,535	97,430,956
Globus Medical, Inc. - Class A (a)	41,050	2,953,958
GRAIL, Inc. (a)	1,503,985	23,131,289
Guardant Health, Inc. (a)	22,490	790,074
Health Catalyst, Inc. (a)	2,114,406	15,583,172
Illumina, Inc. (a)	197,110	24,165,686
Immunocore Holdings PLC - ADR (a)	598,730	23,769,581
Immunome, Inc. (a)	231,600	3,568,956
Insulet Corp. (a)	331,946	64,513,705
LivaNova PLC (a)	1,109,910	54,829,554
Mereo Biopharma Group PLC - ADR (a)	10,000	40,600
Mural Oncology PLC (a)	45,260	160,673
Nektar Therapeutics (a)	3,692,786	4,948,333
Nurix Therapeutics, Inc. (a)	218,000	4,769,840
OraSure Technologies, Inc. (a)	558,750	2,503,200
Penumbra, Inc. (a)	19,220	3,211,470
PolyPeptide Group AG - CHF (a)	1,015,675	34,019,761
Prothena Corp. PLC (a)	25,200	586,656
Pulmonx Corp. (a) (b)	3,870,971	26,748,410
QIAGEN N.V. - EUR (a)	183,000	8,175,585
Repligen Corp. (a)	18,986	3,177,307
Rhythm Pharmaceuticals, Inc. (a) (b)	4,824,910	232,608,911
Roche Holding AG - CHF	118,800	38,681,903
Standard BioTools, Inc. (a)	2,117,269	4,742,683
Wave Life Sciences Ltd. (a)	2,587,066	17,100,506
Xencor, Inc. (a) (b)	5,844,457	119,343,812
Zentalis Pharmaceuticals, Inc. (a)	886,480	3,448,407
		1,990,327,552

Industrials - 12.1%
AECOM	1,555,500	140,943,855
Alaska Air Group, Inc. (a)	381,100	14,302,683
Allegiant Travel Co.	25,100	1,407,357
American Airlines Group, Inc. (a)	5,353,200	56,958,048
Array Technologies, Inc. (a)	837,900	8,814,708
Axon Enterprise, Inc. (a)	86,500	25,950,865
Chart Industries, Inc. (a)	18,600	2,996,088
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	41,000	250,920
Curtiss-Wright Corp.	182,700	53,841,690
Delta Air Lines, Inc.	2,146,837	92,356,928
FedEx Corp.	33,500	10,125,375
Frontier Group Holdings, Inc. (a)	193,000	760,420
GFL Environmental, Inc.	356,300	13,831,566
Gibraltar Industries, Inc. (a)	95,600	7,100,212
Griffon Corp.	184,600	13,302,276
Hertz Global Holdings, Inc. (a)	296,200	1,208,496
Jacobs Solutions, Inc.	766,500	112,177,275
JetBlue Airways Corp. (a)	1,270,700	8,145,187
Li-Cycle Holdings Corp. (a)	390,675	1,359,549
Loar Holdings, Inc. (a)	3,400	212,500
Lyft, Inc. - Class A (a)	563,110	6,785,475
Nextracker, Inc. - Class A (a)	947,514	46,560,838
NN, Inc. (a)	345,300	1,353,576
Old Dominion Freight Line, Inc.	5,200	1,092,936
RXO, Inc. (a)	111,300	3,529,323
Ryanair Holdings PLC - ADR	15,800	1,600,540
Southwest Airlines Co.	1,575,500	42,443,970
Stratasys Ltd. (a)	837,800	7,171,568
Sun Country Airlines Holdings, Inc. (a)	106,815	1,399,277
TransDigm Group, Inc.	36,700	47,497,874
Uber Technologies, Inc. (a)	318,200	20,514,354
United Airlines Holdings, Inc. (a)	1,873,740	85,105,271
WillScot Holdings Corp. (a)	120,000	4,920,000
XPO, Inc. (a)	40,000	4,595,600
		840,616,600

Information Technology - 29.9%
Adobe, Inc. (a)	127,550	70,362,957
Ambarella, Inc. (a)	30,100	1,584,464
Applied Materials, Inc.	77,500	16,445,500
Arlo Technologies, Inc. (a)	2,989,400	45,319,304
ASML Holding N.V. - ADR	34,200	32,035,140
Aurora Innovation, Inc. - Class A (a)	3,295,500	13,182,000
Autodesk, Inc. (a)	37,700	9,331,504
Axcelis Technologies, Inc. (a)	914,746	115,578,157
BlackBerry Ltd. (a)	8,734,257	21,136,902
Broadcom, Inc.	146,900	23,603,892
Credo Technology Group Holding Ltd. (a)	609,200	16,905,300
Crowdstrike Holdings, Inc. - Class A (a)	115,450	26,779,782
CyberArk Software Ltd. (a)	59,500	15,254,610
Dell Technologies, Inc. - Class C	83,000	9,435,440
Descartes Systems Group, Inc. (The) (a)	252,541	25,670,793
DocuSign, Inc. (a)	217,200	12,050,256
Flex Ltd. (a)	5,426,900	174,474,835
FormFactor, Inc. (a)	792,855	42,465,314
Gitlab, Inc. - Class A (a)	154,500	7,915,035
Hewlett Packard Enterprise Co.	565,000	11,249,150
HP, Inc.	184,000	6,640,560
HubSpot, Inc. (a)	88,950	44,210,818
indie Semiconductor, Inc. - Class A (a) (b)	11,177,292	66,840,206
Intuit, Inc.	83,800	54,247,930
Jabil, Inc.	563,000	63,433,210
Jamf Holding Corp. (a)	39,000	714,090
Keysight Technologies, Inc. (a)	35,000	4,884,950
KLA Corp.	171,700	141,321,119
Marvell Technology, Inc.	153,400	10,274,732
MaxLinear, Inc. (a)	1,512,700	21,389,578
Micron Technology, Inc.	2,819,025	309,585,326
MongoDB, Inc. (a)	13,900	3,507,804
NetApp, Inc.	590,537	74,986,388
nLIGHT, Inc. (a)	184,543	2,227,434
Nutanix, Inc. - Class A (a)	1,250,225	63,148,865
NVIDIA Corp.	1,119,000	130,945,380
Okta, Inc. - Class A (a)	322,200	30,267,468
OneStream, Inc. (a)	39,300	1,094,505
OSI Systems, Inc. (a)	187,920	27,808,402
Palo Alto Networks, Inc. (a)	70,650	22,942,174
PROS Holdings, Inc. (a)	274,730	6,620,993
QUALCOMM, Inc.	306,623	55,483,432
Rapid7, Inc. (a)	97,830	3,848,632
RingCentral, Inc. - Class A (a)	9,000	315,450
Trimble, Inc. (a)	494,600	26,975,484
Unity Software, Inc. (a)	104,500	1,709,620
Universal Display Corp.	670,729	149,317,690
Western Digital Corp. (a)	207,000	13,879,350
Wolfspeed, Inc. (a)	1,347,400	25,398,490
Zoom Video Communications, Inc. - Class A (a)	370,700	22,390,280
		2,077,190,695

Materials - 1.0%
Albemarle Corp.	112,600	10,547,242
Bioceres Crop Solutions Corp. (a)	30,000	333,000
Ingevity Corp. (a)	54,500	2,501,005
Ivanhoe Electric, Inc. (a)	333,100	3,304,352
Ivanhoe Mines Ltd. - Class A - CAD (a)	2,855,600	37,332,836
Perimeter Solutions SA (a)	1,191,852	11,549,046
		65,567,481

Real Estate - 0.1%
EPR Properties	131,900	5,935,500
TOTAL COMMON STOCKS (Cost $3,740,431,968)		6,748,094,714

RIGHTS - 0.0%(e)	Contracts	Value
Health Care - 0.0%(e)
ABIOMED, Inc. - CVR (Issue Date 12/23/22) (a) (c) (d)	349,922	356,921
Epizyme, Inc. - CVR (Issue Date 8/15/22) (a) (c) (d)	10,344,756	206,895
Mereo BioPharma Group PLC - CVR (Issue Date 4/23/19) (a) (c) (d)	3,786,300	0
Total Health Care		563,816
TOTAL RIGHTS (Cost $0)		563,816

WARRANTS - 0.0%(e)	Contracts	Value
Materials - 0.0%(e)
Perimeter Solutions SA (Expiration Date 11/8/24) (a)	364,100	1,802
TOTAL WARRANTS (Cost $3,641)		1,802

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%	Shares
Dreyfus Treasury Securities Cash Management - Institutional Shares - 5.17% (e)	163,547,205	163,547,205
TOTAL SHORT-TERM INVESTMENTS (Cost $163,547,205)		163,547,205

TOTAL INVESTMENTS - 99.6% (Cost $3,903,982,814)		6,912,207,537
Other Assets in Excess of Liabilities - 0.4%		25,781,014
TOTAL NET ASSETS - 100.0%		$6,937,988,551

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

ADR - American Depositary Receipt
CAD - Canadian Dollars CHF - Swiss Francs CVR - Contingent Value Rights EUR - Euros GBP - British Pound Sterling

(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security.
(d)	Fair-valued security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2024. These assets are measured on a recurring basis.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

ABIOMED, Inc. - CVR (Issue Date 12/23/22)
Aggressive
Growth Fund
Balance at October 31, 2023	$356,921
Purchases (Received)	-
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	-
Balance at July 31, 2024	$356,921

During the period ended July 31, 2024, the Fund determined the fair value of ABIOMED, Inc. (“ABIOMED”) CVR considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend onachievement of certain milestones.

Epizyme, Inc. - CVR (Issue Date 8/15/22)
Aggressive
Growth Fund
Balance at October 31, 2023	$206,895
Purchases (Received)	-
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	-
Balance at July 31, 2024	$206,895

During the period ended July 31, 2024, the Fund determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.
With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
			Current Period Transactions

Common Stock	Market Value at October 31, 2023		Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2024
indie Semiconductor, Inc. - Class A(1)	$	N/A	$45,130,169	$-	$-	$-	$1,701,624	$66,840,206
Pulmonx Corp.		32,935,875	1,212,238	10,993	-	(73,125)	(7,315,585)	26,748,410
Rhythm Pharmaceuticals, Inc.		123,983,070	542,239	22,391,449	-	5,749,350	124,725,701	232,608,911
Xencor, Inc.		98,407,239	4,234,851	751,898	-	(634,891)	18,088,511	119,343,812
Total		$255,326,184	$51,119,497	$23,154,340	$-	$5,041,334	$137,200,251	$445,541,339

(1) As of October 31, 2023, the company was not an affiliate.